Derivative Financial Instruments - Effect of derivatives on statements of income (Detail) (Gains on mortgage loans held for sale, Not Designated as Hedging Instrument, USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (Losses) Gains Recognized	$ (38,273,000)	[1]	$ 198,000	[1]	$ (16,956,000)	[1]	$ 4,115,000	[1]	$ (4,089,161)	$ 156,834
Interest Rate Contract | Interest rate lock commitments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (Losses) Gains Recognized	30,521,000		11,896,000		4,612,000		18,394,000
Price Risk Derivative | MBS forward trades
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (Losses) Gains Recognized	$ (68,794,000)		$ (11,698,000)		$ (21,568,000)		$ (14,279,000)

[1]	All derivative (losses) gains are included within "Gains on mortgage loans held for sale" on the Company's consolidated statements of income.